Description of Business and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies

NOTE 1. BASIS OF PRESENTATION

Basis of Presentation. Unless the context otherwise requires, references in these notes to the unaudited condensed consolidated financial statements to “CareFusion Corporation”, “CareFusion”, “we”, “us”, “our”, “the company” and “our company” refer to CareFusion Corporation and its consolidated subsidiaries. References in these notes to the unaudited condensed consolidated financial statements to “Cardinal Health” refer to Cardinal Health, Inc., an Ohio corporation, and its consolidated subsidiaries.

We were incorporated in Delaware on January 14, 2009 for the purpose of holding the clinical and medical products businesses of Cardinal Health in anticipation of spinning off from Cardinal Health. We completed the spinoff from Cardinal Health on August 31, 2009.

The unaudited condensed consolidated financial statements included in this Form 10-Q have been prepared in accordance with the U.S. Securities and Exchange Commission (“SEC”) instructions for Quarterly Reports on Form 10-Q. Accordingly, the condensed consolidated financial statements are unaudited and do not contain all the information required by U.S. Generally Accepted Accounting Principles (“GAAP”) to be included in a full set of financial statements. The unaudited condensed consolidated balance sheet at June 30, 2013 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for a complete set of financial statements. The audited consolidated financial statements for our fiscal year ended June 30, 2013, filed with the SEC with our Annual Report on Form 10-K on August 9, 2013 include a summary of our significant accounting policies and should be read in conjunction with this Form 10-Q. In the opinion of management, all material adjustments necessary to present fairly the results of operations for such periods have been included in this Form 10-Q. All such adjustments are of a normal recurring nature. The results of operations for interim periods are not necessarily indicative of the results of operations for the entire year.

We have evaluated subsequent events for recognition or disclosure through the date these financial statements were issued.

Our two global operating and reportable segments are Medical Systems and Procedural Solutions, which focus primarily on our medical equipment business lines and disposable products business lines, respectively:

Medical Systems. The Medical Systems segment is organized around our medical equipment business lines. Within the Medical Systems segment, we operate our Dispensing Technologies, Infusion Systems and Respiratory Technologies business lines. The Dispensing Technologies business line includes equipment and related services for medication and supply dispensing. The Infusion Systems business line includes infusion pumps and dedicated disposable infusion sets and accessories. The Respiratory Technologies business line includes respiratory ventilators and dedicated disposable ventilator circuits and accessories, as well as our respiratory diagnostics products. We also include our data mining surveillance service business within the Medical Systems segment, which we report as “Other.”

Procedural Solutions. The Procedural Solutions segment is organized around our disposable products and reusable surgical instruments business lines. Within the Procedural Solutions segment, we operate our Infection Prevention, Medical Specialties and Specialty Disposables business lines. The Infection Prevention business line includes single-use skin antiseptic and other patient-preparation products and non-dedicated disposable infusion administration sets and accessories. The Medical Specialties business line includes interventional specialty products used for biopsy, drainage and other procedures, as well as reusable surgical instruments. The Specialty Disposables business line includes non-dedicated disposable ventilator circuits and oxygen masks used in respiratory therapy.

New Accounting Pronouncements (Adopted during Fiscal Year 2014)

ASU 2011-11 & ASU 2013-01. In December 2011 the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11 – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), and in January 2013 issued ASU 2013-01 – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). ASU 2011-11 addresses disclosure differences between GAAP and International Financial Reporting Standards regarding balance sheet offsetting of certain derivative and repurchase agreement arrangements. ASU 2013-01 clarifies the scope of the provisions of ASU 2011-11. We adopted the requirements of ASU 2011-11 and ASU 2013-01 during the quarter ended September 30, 2013. The adoptions of ASU 2011-11 and ASU 2013-01 had no material impact on our financial condition, results of operations or cash flows.

ASU 2013-02. In February 2013, the FASB issued ASU 2013-02 – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires public entities to include information about both (i) changes in Accumulated Other Comprehensive Income (“AOCI”) by component, and (ii) significant items reclassified out of AOCI. We adopted the requirements of ASU 2013-02 during the quarter ended September 30, 2013. The adoption of ASU 2013-02 had no material impact on our financial condition, results of operations or cash flows.

NOTE 1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Overview.    We were incorporated in Delaware on January 14, 2009 for the purpose of holding the clinical and medical products businesses of Cardinal Health, Inc. in anticipation of spinning off from Cardinal Health. We completed the spinoff from Cardinal Health on August 31, 2009.

Unless the context otherwise requires, references in these notes to audited consolidated financial statements to “CareFusion Corporation”, “CareFusion”, “we”, “us”, “our”, “the company” and “our company” refer to CareFusion Corporation and its consolidated subsidiaries. References in these notes to audited consolidated financial statements to “Cardinal Health” or “parent” refers to Cardinal Health, Inc., an Ohio corporation, and its consolidated subsidiaries (other than CareFusion Corporation and its consolidated subsidiaries), unless the context otherwise requires.

Our Business.    We are a global medical technology company with proven and industry-leading products and services designed to measurably improve the safety, quality, efficiency and cost of healthcare. We offer comprehensive product lines in the areas of medication management, infection prevention, operating room effectiveness, respiratory care and surveillance and analytics. Our offerings include established brands used in hospitals throughout the United States and approximately 130 countries worldwide. Our primary product brands include: CareFusionTM, Alaris®, Guardrails®, Pyxis®, AVEA®, VELA®, LTV® Series, Jaeger®, SensorMedics®, ChloraPrep®, V. Mueller®, Snowden-Pencer®, SmartSite®, PyxisConnect®, Pyxis MedStation®, Pyxis SupplyStation®, Pyxis ProcedureStationTM, Pyxis EcoStationTM, MedMined®, EnVe®, MaxPlus®, MaxGuard®and AirLifeTM. Our primary customers in the United States include hospitals, ambulatory surgical centers, clinics, long-term care facilities and physician offices.

Principles of Consolidation and Basis of Presentation.    The consolidated financial statements reflect the consolidated operations of CareFusion Corporation and its subsidiaries. All significant intercompany transactions and accounts between our businesses have been eliminated. The results of companies acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition, or up to the date of disposal. Our fiscal year ends on June 30. We have evaluated subsequent events for recognition or disclosure through the date these financial statements were issued.

Certain prior year amounts in the consolidated financial statements and notes thereto have been reclassified to conform to the current year’s presentation.

All references to “notes” mean the notes to the consolidated financial statements presented herein.

Reorganization of Segment Information.    Following our spinoff from Cardinal Health, we organized our business into two reportable segments: Critical Care Technologies and Medical Technologies and Services. During the quarter ended September 30, 2011, we realigned our business into two new global operating segments and reportable segments, Medical Systems and Procedural Solutions, in order to reduce complexity, provide clearer governance for our investments and make it easier for our customers to do business with us. Additionally, during the quarter ended September 30, 2012, we combined our respiratory diagnostics products with the Respiratory Technologies business line within the Medical Systems segment. Our respiratory diagnostics products had previously been reported within the Procedural Solutions segment as “Other.” Financial information for all periods presented has been reclassified to reflect these changes to our operating and reportable segments.

The Medical Systems segment is organized around our medical equipment business lines. Within the Medical Systems segment, we operate our Dispensing Technologies, Infusion Systems and Respiratory Technologies business lines. The Dispensing Technologies business line includes equipment and related services for medication and supply dispensing. The Infusion Systems business line includes infusion pumps and dedicated disposable infusion sets and accessories. The Respiratory Technologies business line includes respiratory ventilators and dedicated disposable ventilator circuits and accessories, as well as our respiratory diagnostics products. We also include our data mining surveillance service business within the Medical Systems segment, which we report as “Other.”

The Procedural Solutions segment is organized around our disposable products business lines. Within the Procedural Solutions segment, we operate our Infection Prevention, Medical Specialties and Specialty Disposables business lines. The Infection Prevention business line includes single-use skin antiseptic and other patient-preparation products and non-dedicated disposable infusion administration sets and accessories. The Medical Specialties business line includes interventional specialty products used for biopsy, drainage and other procedures, as well as reusable surgical instruments. The Specialty Disposables business line includes non-dedicated disposable ventilator circuits and oxygen masks used in respiratory therapy.

Use of Estimates.    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, fair value used in lease transactions, rebate accruals, inventory valuation, goodwill and intangible asset impairment, preliminary and final purchase accounting valuations including acquired in-process research and development costs (“IPR&D”), share-based compensation, income taxes, loss contingencies and restructuring charges. Actual amounts may differ from these estimated amounts.

Cash Equivalents.    We consider all liquid investments purchased with an original maturity of three months or less to be cash equivalents. The carrying value of these cash equivalents approximates fair value.

Receivables.    Trade receivables are primarily comprised of amounts owed to us through our operating activities and are presented net of an allowance for doubtful accounts and accrued rebates. Our allowance for doubtful accounts totaled $15 million at June 30, 2013 and 2012. An account is considered past due on the first day after its due date. We monitor past due accounts on an ongoing basis and establish appropriate reserves to cover probable losses. We write off any amounts deemed uncollectible against an established allowance for doubtful accounts.

Rebates are paid when third-party distributors are able to charge us back for the difference between the price charged to the customer and the price paid by the distributor when the end customer pricing is established by us. Upon revenue recognition, we estimate the difference between the price charged to the customer and the price paid by the distributor based on historical data and record these accrued rebates as a reduction to the related revenues and receivables.

Concentrations of Credit Risk and Major Customers.    We maintain cash depository accounts with major banks throughout the world and invest in high quality short-term liquid instruments. Such investments are made only in instruments issued or enhanced by high quality institutions. These investments mature within three months, and we have not historically incurred any related losses.

Our trade receivables, lease receivables and accrued interest receivables are exposed to a concentration of credit risk with customers and re-sellers in the healthcare sector. Credit risk can be affected by changes in reimbursement and other economic pressures impacting the hospital and acute care sectors of the healthcare industry. Such credit risk is limited, however, due to supporting collateral and the diversity of the customer base, including its wide geographic dispersion. We perform ongoing credit evaluations of our customers’ financial condition and maintain reserves for credit losses. Such losses historically have been within our expectations.

Certain of our businesses have entered into agreements with group purchasing organizations (“GPO”), which have established relationships with the users of our products and act as purchasing agents that negotiate vendor contracts on behalf of their members. We do not have exclusive arrangements with these organizations and either party can terminate the relationship at any time. However, our trade receivable balances are with individual members of the GPO, and therefore no significant concentration of credit risk exists with these types of arrangements specific to the GPO.

Inventories.    We primarily determine inventory cost on a currently adjusted standard basis (which approximates actual cost on a first-in, first-out basis). We reduce the carrying value of inventories to a lower of cost or market basis for those items that are potentially excess, obsolete or slow-moving. We reserve for excess and obsolete inventory based upon historical experience, sales trends, and specific categories of inventory and age of on-hand inventory. Work-in-process and finished goods inventories include raw materials, direct labor and manufacturing overhead. See note 7 for additional information.

Property and Equipment.    Property and equipment are stated at cost. Property and equipment held for sale are recorded at the lower of cost or fair value less costs to sell. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets which are depreciated over the shorter of the terms of their respective leases or their estimated useful lives. We use the following range of useful lives for our property and equipment categories buildings and improvements: one to 39 years; machinery and equipment: three to 15 years; and furniture and fixtures: three to seven years. When certain events or changes in operating conditions occur, an impairment assessment may be performed on the recoverability of the carrying amounts. See note 9 for additional information.

Goodwill and Intangible Assets.    Goodwill is the excess of the purchase price of an acquired business over the amounts assigned to assets and liabilities assumed in the business combination. Purchased goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually in the fourth quarter of each fiscal year, or more frequently if certain indicators are present or changes in circumstances suggest impairment exists. Intangible assets with finite lives are amortized over their useful lives.

We conduct our goodwill impairment testing at the reporting unit level which is comprised of our Medical Systems and Procedural Solutions operating segments, as the business lines comprising each of the operating segments service a common group of customers, offer complementary products, and share a common strategy.

In conducting the annual impairment test of our goodwill and indefinite-lived intangible assets, an optional qualitative assessment may be performed. If the results of this qualitative assessment indicate that it is more likely than not that the fair value of a reporting unit or indefinite-lived intangible asset is not less than its carrying amount, then no further quantitative testing is required. Otherwise, the calculated fair value of a reporting unit or indefinite-lived intangible asset is compared to its carrying amount, including goodwill by performing the quantitative impairment test. If the fair value exceeds the carrying amount, then no impairment exists. If the carrying amount exceeds the fair value, further analysis is performed to assess impairment. There are no active or inactive markets for our reporting units or indefinite-lived intangible assets to derive approximate fair values, and accordingly, the valuation process is similar to the valuation of a closely-held company or acquired indefinite-lived intangible asset and considers valuation methods that are income-based and market-based. Our income-based approach is a discounted cash flow method which utilizes an estimated discount rate to the projected after-tax cash flows for the reporting unit or indefinite-lived intangible asset. Our market-based approach utilizes an estimated market-based multiple to the reporting units’ estimated earnings before interest, taxes, depreciation, and amortization (“EBITDA”). The results of the income-based and market-based approaches are equally weighted to arrive at the total estimated fair value for each reporting unit for the purposes of our annual goodwill impairment testing. Based on our annual impairment test as of the fourth quarter of the fiscal year, we did not record any goodwill or other indefinite-lived intangible asset impairments.

Product Warranties.    We offer warranties on certain products for various periods of time. We accrue the estimated cost of product warranties at the time revenue is recognized. Our product warranty liability reflects our best estimate of probable liability under our product warranties. We estimate the liability based on our stated warranty policies and practices, the historical frequency of claims and the cost to replace or repair our products under warranty. Factors that affect our warranty liability include the number of units sold, the length of the warranty, historical and anticipated rates of warranty claims and cost per claim. We regularly assess the adequacy of our recorded warranty liabilities and adjust the amounts as necessary. See note 17 for additional information.

Income Taxes.    Prior to August 31, 2009, our income taxes as presented are calculated on a separate tax return basis, although our operations were historically included in Cardinal Health’s United States federal and state tax returns or non-United States jurisdictions tax returns. Cardinal Health’s global tax model was developed based on its entire portfolio of businesses. Accordingly, our tax results for periods prior to August 31, 2009 are not necessarily reflective of the results that we would have generated on a stand-alone basis.

With the exception of certain dedicated foreign entities for periods prior to August 31, 2009, we did not maintain taxes payable to/from Cardinal Health and we instead were deemed to settle the annual current tax balances immediately with the legal tax paying entities in the respective jurisdictions.

We account for income taxes using the asset and liability method, which requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax basis and financial reporting basis of our assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates in the respective jurisdictions in which we operate. Deferred taxes are not provided on the unremitted earnings of subsidiaries outside of the United States when it is expected that these earnings are permanently reinvested.

Restructuring and Acquisition Integration Charges.    Restructuring and acquisition integration charges are expensed as incurred. See note 5 for additional information.

Share-Based Compensation.    Share-based compensation, including grants of employee stock options, is recognized in the income statement based on the grant date fair values of the share-based awards.

The compensation expense recognized for all share-based awards is net of estimated forfeitures and is recognized ratably over the awards’ service period. We classify share-based compensation within Selling, General and Administrative (“SG&A”) expenses to correspond with the same line item as the majority of the cash compensation paid to employees. See note 18 for additional information.

Revenue Recognition.    We generate revenue through the sale and lease of equipment, services, medical products, supplies, software, and the income associated with the financing of our equipment leases. We recognize revenue when:

•	persuasive evidence of an arrangement exists;
•	product delivery has occurred or the services have been rendered;
•	the price is fixed or determinable; and
•	collectability is reasonably assured.

Revenue is recognized net of sales returns and allowances, administration fees, incentives and estimated rebates.

The majority of our revenue transactions are multiple element arrangements in which we sell equipment, installation services, and extended warranty contracts or software maintenance contracts. Revenue is recognized for each unit of accounting individually. Subsequent to fiscal year 2011, we allocated revenue in multiple element arrangements to each unit of accounting using the relative selling price method. Selling prices used during the allocation process are based on; vendor specific objective evidence (“VSOE”) of fair value if available, third-party evidence if VSOE of fair value is not available, or estimated selling price if neither VSOE of fair value or third-party evidence is available.

Equipment sales revenue consists of dispensing, respiratory, and infusion equipment. We recognize equipment sales revenue upon customer acceptance, which occurs after the transfer of title and risk of loss to the customer and the substantial completion of installation or training services. When related training services are considered inconsequential, delivery is deemed to occur upon the transfer of title and risk of loss, at which time revenue and the costs associated with installation and training are recognized.

Equipment lease revenue consists primarily of dispensing equipment, and transactions are evaluated and classified as either operating leases or sales-type leases in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 840, Leases (“ASC 840”).

We estimate the fair value of a leased product based upon transacted cash sales prices of the same or similar products to similar classes of customers during the preceding twelve month period to determine the normal selling price of the product under ASC 840. Because our products are sold at a wide range of cash selling prices, we stratify our transacted cash selling prices based on product configuration and customer class, which we then use to calculate a weighted average selling price for each product subject to a sales-type lease transaction. This single point estimate represents the normal selling price under ASC 840. Based on this fair value estimate, we determine the implicit interest rate for each leased product, which is the rate that causes the fair value of the product to equal the present value of the minimum lease payments and the present value of the product’s residual value. The interest rate implicit to the lease is then used to determine the amount of revenue recognized at the inception of the lease and the revenue recognized over the life of the lease.

We recognize products sold under sales-type leases as revenue upon the completion of installation activities in the amount of the present value of the minimum lease payments.

In addition, the financing component of sales-type leases is recorded as revenue over the lease terms. We recognize products sold under operating leases at the contracted price evenly over the rental period as identified within the customer agreement.

Shipping and Handling.    Shipping and handling costs are included in cost of products sold in the consolidated statements of income. Shipping and handling costs include all delivery expenses as well as all costs to prepare the product for shipment to the end customer. Shipping and handling revenue received, which is included in the consolidated statements of income in “Revenue”, was immaterial for all periods presented.

Research and Development Costs.    Costs incurred in connection with development of new products and manufacturing methods are charged to expense as incurred, except certain software development costs which are capitalized after technological feasibility of the software is established.

Acquired In-Process Research and Development Costs.    IPR&D costs include the costs of research and development projects in process at the time of acquisition, which had not yet reached technological feasibility. Determining the value of IPR&D requires significant estimates. The value of IPR&D is determined by estimating the future cash flows of each project and discounting the net cash flows back to their present values. The discount rate used is determined at the time of acquisition in accordance with accepted valuation methods. Management also assesses the current status of development, nature and timing of efforts to complete such development, uncertainties and other factors when estimating the fair value. Costs are not assigned to IPR&D unless future development is probable. IPR&D obtained through a business combination is recorded as an intangible asset with an indefinite life and is subject to periodic impairment review, with impairments, if any, expensed to our consolidated statement of income.

Translation of Foreign Currencies.    The financial statements of our entities outside the United States generally are measured using their local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign entities into United States dollars are accumulated in other comprehensive income utilizing period-end exchange rates. Foreign currency transaction gains and losses, which are calculated by utilizing weighted average exchange rates for the period, are included in the consolidated statements of income in “Interest Expense and Other, Net”. For the fiscal years ended June 30, 2013, 2012, and 2011, Interest Expense and Other, Net includes remeasurement gain/(loss) of $(2) million, $(6) million, and $6 million, respectively.

Foreign Currency Risk Management.    We enter into foreign currency forward contracts to protect the value of anticipated foreign currency revenues and expenses associated with certain forecasted transactions. We also enter into forward interest rate swap contracts to manage variability of expected future cash flows associated with future debt issuances from changing interest rates. These derivative instruments are designated and qualify as cash flow hedges.

We also enter into foreign currency forward contracts to protect the value of existing foreign currency assets and liabilities. These contracts are treated as non-designated fair value hedges. The remeasurement adjustments for any foreign currency denominated assets or liabilities are included in “Interest Expense and Other, Net” in our consolidated statements of income. The remeasurement adjustment is offset by the foreign currency forward contract settlements which are also classified in “Interest Expense and Other, Net” in our consolidated statements of income.

Our cash flow derivative instruments are adjusted to current market values each period and qualify for hedge accounting. Periodic gains and losses of derivative instruments designated as cash flow hedges are deferred in accumulated other comprehensive income until the underlying transactions are recognized. Upon recognition, such gains and losses are recorded in net income as an adjustment to the carrying amounts of underlying transactions in the period in which these transactions are recognized. For those contracts designated as fair value hedges, resulting gains or losses are recognized in earnings offsetting the exposure of underlying transactions. Carrying values of all derivative instruments are included in other assets or liabilities.

CareFusion’s policy requires that derivative instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the derivative instrument. Hedge effectiveness is assessed periodically. Any derivative instrument not designated as a hedge, or so designated but ineffective, is adjusted to market value and recognized in net income immediately. If a cash flow hedge ceases to qualify for hedge accounting treatment or is terminated, the derivative instrument would continue to be carried on the balance sheet at fair value until settled and future adjustments to the derivative instrument’s fair value would be recognized in earnings immediately. If a forecasted transaction was no longer probable to occur, amounts previously deferred in accumulated other comprehensive income would be recognized immediately in earnings. See note 14 for additional information.

We are exposed to counterparty credit risk on all of our derivative instruments. Accordingly, we have established and maintained strict counterparty credit guidelines and entered into hedges only with major financial institutions that are investment grade or better. We do not have significant exposure to any one counterparty and management believes the risk of loss is remote and in any event would not be material. Additionally, we do not require collateral under these agreements.

New Accounting Pronouncements (Adopted during fiscal year 2013)

ASU 2011-05 & ASU 2011-12.    In June 2011, the FASB issued ASU 2011-05 — Presentation of Comprehensive Income (“ASU 2011-05”), and in December 2011 issued ASU 2011-12 — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-05 amends existing guidance around comprehensive income and aligns Other Comprehensive Income (“OCI”) disclosure requirements between GAAP and International Financial Reporting Standards. Previously, components of OCI could be presented as part of the statement of changes in stockholders’ equity; ASU 2011-05 requires entities to report these in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used in existing GAAP, and the second statement would include components of OCI. ASU 2011-05 does not change the items that must be reported within OCI. ASU 2011-12 indefinitely defers portions of the new presentation requirements of ASU 2011-05 around reclassifications of items out of accumulated OCI. During the deferral period, entities will still need to comply with the existing requirements of GAAP for the presentation of reclassification adjustments. We adopted the provisions of ASU 2011-05 and ASU 2011-12 during the quarter ended September 30, 2012. The adoptions of ASU 2011-05 and ASU 2011-12 had no material impact on our financial condition, results of operations or cash flows.

ASU 2012-02.    In July 2012, the FASB issued ASU 2012-02 — Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). For entities testing indefinite-lived intangible assets for impairment, ASU 2012-02 allows the option of performing a qualitative assessment in lieu of an annual fair value calculation if the risk of impairment is determined not to be more likely than not. We early adopted the amendment provisions of ASU 2012-02 prospectively on April 1, 2013; the adoption of this standard did not have a material impact on our financial condition, results of operations or cash flows.